Organization and principal activities	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
1. Organization and principal activities

Acorn International, Inc. was incorporated in Cayman Islands on December 20, 2005.

Acorn International and its subsidiaries and variable interest entities (“VIEs”) (collectively, “Acorn International” or the “Company”) is an integrated multi-platform marketing company in the People’s Republic of China (“PRC”) which develops, promotes and sells products. The Company’s two primary sales platforms are direct sales and a nationwide distribution network. Direct sales platforms include an outbound marketing platform (which until early 2015 included television (“TV”) direct sales) and an Internet sales platform.

Consolidated subsidiaries and changes to consolidated subsidiaries

As of December 31, 2018, the consolidated subsidiaries of Acorn International were as follows:

Name of subsidiaries	Percentage of ownership	Date of registration	Place of registration
China DRTV, Inc. (“China DRTV”)	100%	March 4, 2004	BVI
Smooth Profit Limited (“Smooth Profit”)	100%	September 18, 2007	BVI
MK AND T Communications Limited (“MK AND T”)	100%	October 27, 1998	Hong Kong
Shanghai Acorn Advertising Broadcasting Co., Ltd. (“Shanghai Advertising”)	100%	August 19, 2004	PRC
Acorn International Electronic Technology (Shanghai) Co., Ltd. (“Acorn Electronic”)	100%	August 23, 2004	PRC
Acorn Information Technology (Shanghai) Co., Ltd. (“Acorn Information”)	100%	August 27, 2004	PRC
Beijing Acorn Youngleda Oxygen Generating Co., Ltd. (“Beijing Youngleda”)	100%	October 20, 2004	PRC
YiyangYukang Communication Equipment Co., Ltd. (“YiyangYukang”)	100%	November 29, 2005	PRC
Zhuhai Sunrana Bio-tech Co., Ltd. (“Zhuhai Sunrana”)	51%	June 16, 2006	PRC
Zhuhai Acorn Electronic Technology Co., Ltd. (“Zhuhai Acorn”)	100%	September 26, 2006	PRC
Beijing HJZX Software Technology Development Co., Ltd. (“Beijing HJZX”)	100%	January 22, 2007	PRC
ZhongshanMeijin Digital Technology Co., Ltd. (“ZhongshanMeijin”)	75%	February 13, 2007	PRC
Acorn Trade (Shanghai) Co., Ltd. (“Acorn Trade”)	100%	December 13, 2007	PRC
Wuxi Acorn Enterprise Management Consulting Co., Ltd. (“Wuxi Acorn”)	100%	January 29, 2010	PRC
Acorn Media Group Limited (“Acorn Media”)	100%	June 1, 2018	BVI

In February 2017, HJX International Limited, a previously consolidated subsidiary of the Company, was deregistered.

In March 2017, Shanghai Acorn HJX Software Technology Development Co., Ltd., a previously consolidated subsidiary of the Company, was deregistered.

Acorn has consummated a share sale and purchase agreement with Hong Kong Red Star Macalline Universal Home Furnishings Limited (“Red Star”) on April 27, 2018, in exchange for cash payment of approximately RMB375 million (US$59 million). Renminbi (“RMB”) is the currency of the PRC. Pursuant to the terms of the share sale and purchase agreement, Red Star acquired 100% of the shares in the Company’s wholly-owned Hong Kong subsidiary Bright Rainbow Investments Limited (“Bright Rainbow”), which owns Shanghai HJX Digital Technology Co., Ltd (“Shanghai HJX”), which owns various non-core assets, including the land use rights to a plot of land in the Qingpu district of Shanghai with a total area of 76,799 square meters, along with the warehouse on that land plot.

VIE Arrangements

As of December 31, 2018, the variable interest entities of Acorn International were as follows:

Name of variable interest entities	Date of incorporation	Place of incorporation
Beijing Acorn Trade Co., Ltd. (“Beijing Acorn”)	March 19, 1998	PRC
Shanghai Acorn Network Technology Development Co., Ltd. (“Shanghai Network”)	November 2, 2004	PRC
Beijing HJX Technology Development Co., Ltd. (“Beijing HJX”)	September 16, 2013	PRC

Due to the complicated and lengthy approval process and uncertain position of the PRC’s Ministry of Commerce towards approving investment in direct sales business by foreign investors under the Administrative Measures on Foreign Investment in Commercial Sector, Acorn International conducts its direct sales through two VIEs (Beijing Acorn and Shanghai Network) which hold direct sales licenses. Beijing Acorn and Shanghai Network are wholly owned by two PRC nationals: Mr. Kuan Song and Ms. Pan Zong, who did not hold any share of Acorn International as of the date of these financial statements. Acorn Information, a wholly-owned subsidiary of Acorn International, entered into various agreements with each of Beijing Acorn and Shanghai Network and their shareholders, Mr. Kuan Song and Ms. Pan Zong, including (i) Irrevocable Powers of Attorney, under which each of the two shareholders of the VIEs granted to designees of Acorn Information the power to exercise all voting rights as a shareholder of these VIEs, (ii) Loan Agreement, under which Acorn Information made interest-free loans to the shareholders of these VIEs in an aggregate amount of approximately RMB118.0 million (equivalent to US$18.2 million) for capital contributions by the shareholders in these VIEs, (iii) Operation and Management Agreements, under which the parties thereto agreed that Acorn Information directs the day-to-day operational and financial activities of these VIEs, each of the directors, general managers and other senior management personnel of these affiliated entities will be appointed as nominated by Acorn Information, and that these VIEs do not conduct any transactions which might substantially affect their assets, obligations, rights and business operations without the prior written consent of Acorn Information, (iv) Equity Pledge Agreements, under which the shareholders of these VIEs pledged all of their equity interests in these VIEs to Acorn Information as collateral to guarantee the performance of these VIEs under the Operation and Management Agreements and the Technical Services Agreements as described below, as well as their personal obligations under the Loan Agreement, (v) Exclusive Purchase Agreements, under which the shareholders of these VIEs irrevocably granted Acorn Information or its designees an exclusive option to purchase at any time if and when permitted under PRC law, all or any portion of their equity interests in these VIEs for a price that is the minimum amount permitted by PRC law, (vi) Technical Service Agreements, under which Acorn Information became the exclusive provider of technical support and consulting services to these VIEs in exchange for service fees, and (vii) Spouse Consent Letters, pursuant to which the spouse of each of the shareholders of these two affiliated entities acknowledges that she or he is aware of, and consents to, the execution by her or his spouse of irrevocable powers of attorney, equity pledge agreements and the exclusive purchase agreements described above and, with respect to establishment, grant and performance of the above irrevocable powers of attorney, equity pledge and the exclusive purchase, each spouse further agrees that, whether at present or in the future, she or he will not take any actions or raise any claims or objection.

Through the above arrangements, Acorn Information holds all the variable interests of Beijing Acorn and Shanghai Network and has power to direct the activities that most significantly affect the economic success of Beijing Acorn and Shanghai Network and absorbs the majority of the economic risks and rewards of Beijing Acorn and Shanghai Network through service fees. The nominal shareholders lack the authority to make decisions that have a significant effect on the operations of Beijing Acorn and Shanghai Network and do not absorb the expected losses because the capital of Beijing Acorn and Shanghai Network were funded using loans borrowed from Acorn Information. Therefore, Acorn International is the primary beneficiary of these two VIEs and accordingly, the financial statements of Beijing Acorn and Shanghai Network have been consolidated with Acorn International as its subsidiaries since the VIE structure were established.

Due to the aforesaid complicated and lengthy approval process and uncertain position of the Ministry of Commerce of PRC towards approving investment in direct sale business by foreign investors as well as certain restrictions or prohibitions on foreign ownership of companies that engage in internet and other related businesses imposed by current PRC laws and regulations, including the provision of internet content, in 2013, Acorn International set up two new VIEs, Beijing HJX and Shanghai HJX Electronic Technology Co., Ltd. (“HJX Electronic”), and began to conduct its internet interactive service through Beijing HJX which holds the service license of telecommunication and information operation, and its Ozing product direct sales through HJX Electronic. Like Beijing Acorn and Shanghai Network, Beijing HJX and HJX Electronic are also collectively owned by Mr. Kuan Song and Ms. Pan Zong. Acorn Trade (previously Shanghai HJX), a wholly-owned subsidiary of Acorn International, entered into various agreements with each of Beijing HJX and HJX Electronic and their shareholders, Mr. Kuan Song and Ms. Pan Zong, including (i) Irrevocable Powers of Attorney, under which each of the two shareholders of these VIEs granted to designees of Acorn Trade the power to exercise all voting rights as a shareholder of these VIEs, (ii) Loan Agreement, under which Acorn Trade made interest-free loans to the shareholders of these VIEs in an aggregate amount of approximately RMB53.0 million (equivalent to US$8.7 million) for capital contributions by the shareholders in these VIEs, (iii) Operation and Management Agreements, under which the parties thereto agreed that Acorn Trade directs the day-to-day operational and financial activities of these VIEs, each of the directors, general managers and other senior management personnel of these affiliated entities will be appointed as nominated by Acorn Trade, and that these VIEs do not conduct any transactions which might substantially affect their assets, obligations, rights and business operations without the prior written consent of Acorn Trade, (iv) Equity Pledge Agreements, under which the shareholders of the VIEs pledged all of their equity interests in these VIEs to Acorn Trade as collateral to guarantee the performance of these VIEs under the Operation and Management Agreements and the Technical Services Agreements as described below, as well as their personal obligations under the Loan Agreement, (v) Exclusive Purchase Agreements, under which the shareholders of these VIEs irrevocably granted Acorn Trade or its designees an exclusive option to purchase at any time if and when permitted under PRC law, all or any portion of their equity interests in these VIEs for a price that is the minimum amount permitted by PRC law, (vi) Technical Service Agreements, under which Acorn Trade became the exclusive provider of technical support and consulting services to these VIEs in exchange for service fees, and (vii) Spouse Consent Letters, pursuant to which the spouse of each of the shareholders of these two affiliated entities acknowledges that she or he is aware of, and consents to, the execution by her or his spouse of irrevocable powers of attorney, equity pledge agreements and the exclusive purchase agreements described above and with respect to establishment, grant and performance of the above irrevocable powers of attorney, equity pledge and the exclusive purchase, each spouse further agrees that, whether at present or in the future, she or he will not take any actions or raise any claims or objection.

Through the above arrangements, Acorn Trade holds all the variable interests of Beijing HJX and HJX Electronic and has power to direct the activities that most significantly impact the economic success of Beijing HJX and HJX Electronic and absorbs the majority of the economic risks and rewards of Beijing HJX and HJX Electronic through service fees. The nominal shareholders lack the authority to make decisions that have a significant effect on the operations of Beijing HJX and HJX Electronic and do not absorb the expected losses because the capital of Beijing HJX and HJX Electronic were funded using loans borrowed from Acorn Trade. Therefore, Acorn International is the primary beneficiary of these two VIEs and accordingly, the financial statements of Beijing HJX and HJX Electronic have been consolidated with Acorn International as its subsidiaries since the VIE structure was established. In May 2016, HJX Electronic was deregistered.

The Company believes that the current ownership structure and the contractual arrangements that Acorn Information and Acorn Trade entered into with the consolidated VIEs and their equity owners are in compliance with existing PRC laws and regulations. The contractual arrangements among Acorn Information and each of Beijing Acorn and Shanghai Network and their shareholders, Acorn Trade and Beijing HJX and their shareholders are valid, binding and enforceable. However, there are uncertainties regarding the interpretation and application of current and future PRC laws and regulations. The PRC competent regulatory authorities may take a view in the future that is contrary to the above opinions of the Company’s PRC legal counsel. If the current agreements that establish the structure for conducting the Company’s PRC direct sales business and internet interactive service were found to be in violation of existing or future PRC laws or regulations, the Company may be required to restructure its ownership structure and direct sales and internet interactive service operations in the PRC to comply with PRC laws and regulations, which may affect the Company’s financial position and cash flows related to these VIE structures. In addition, there are uncertainties in the PRC legal system that could limit the Company’s ability to enforce these contractual agreements in the event that the consolidated VIEs or their shareholders fail to meet their contractual obligations. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoke the business and operating licenses of the Company’s PRC subsidiaries and VIEs;

•	discontinue or restrict the operations of any related-party transactions among the Company’s PRC subsidiaries and VIEs;

•	limit the Company’s business expansion in the PRC by way of entering into contractual arrangements;

•	impose fines or other requirements with which the Company’s PRC subsidiaries may not be able to comply;

•	require the Company or the Company’s PRC subsidiaries to restructure the relevant ownership structure or operations; or

•	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Company’s business and operations in the PRC.

The Company’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate the VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and their shareholders, and it may lose the ability to receive economic benefits from the VIEs. The Company, however, believes that alternative solutions could be found if these actions were to happen in the future.

The Company believes that its ability to direct the activities of the three VIEs that most significantly impact the VIEs’ economic performance is not affected by the above uncertainties in the PRC legal system. Accordingly, the three VIEs continue to be consolidated VIEs of the Company.

Summary financial information of the Company’s three VIEs included in the accompanying consolidated financial statements is included on page F-4 and as follows:

	For the years ended December 31,
	2016	2017	2018
Net revenues	$12,251,518	$7,156,742	$4,928,261

Net loss	$(998,709)	$(579,948)	$(1,025,151)

The VIEs contributed an aggregate of 74.3%, 35.3 % and 17.3% of the consolidated net revenues for the years ended December 31, 2016, 2017 and 2018 respectively. The Company’s operations not conducted through contractual arrangements with the VIE primarily consist of its distribution sales business. As of the fiscal years ended December 31, 2017 and 2018, the VIEs accounted for an aggregate of 4.2% and 7.2%, respectively, of the consolidated total assets, and 8.3% and 8.4%, respectively, of the consolidated total liabilities. The assets not associated with the VIEs primarily consist of cash and cash equivalents, accounts receivables, net, inventory, net, current portion of convertible loan receivable, property and equipment, net, held-for-sale assets, available-for-sale securities, loan to related party and other long-term assets.

The consolidated VIEs’ assets are not used as collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company or any of its consolidated subsidiaries. Should the VIEs require financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends.